Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 253,161	$ 216,163	$ 97,849
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	133,297	95,056	121,087
Depreciation and amortization	116,718	82,531	42,629
Loss on disposal of property and equipment	561	1,088	213
Amortization of land use rights	3,246	2,256	1,714
Loss from impairment of intangible assets	4,528	0	948
Loss from impairment of goodwill	7,871	0	0
Provision of allowance for doubtful accounts	12,580	214	157
Gain in connection with short-term investments	(77,745)	(10,230)	(327)
Loss on equity method investments	61,539	18,906	2,747
Gain in connection with long-term investments	(38,955)	(26,780)	(11,216)
Loss (gain) on deconsolidation of subsidiaries	(64,238)	0	1,144
Changes in operating assets and liabilities:
Accounts receivable	(129,637)	(88,957)	(30,789)
Prepaid expenses and other current assets	(97,244)	(19,681)	(40,271)
Amount due from related parties	5,033	(1,428)	(1,645)
Payment for land use rights	(12,139)	(55,103)	(72,888)
Deferred taxes	(16,571)	(15,157)	837
Other noncurrent assets	(14,472)	184	(3,010)
Accounts payable	57,530	83,219	18,796
Accrued expenses and other current liabilities	179,708	67,416	53,605
Deferred revenue	8,233	5,784	20,466
Amount due to related parties	4,210	232	366
Income tax payable	35,051	24,586	7,814
Net cash provided by operating activities	432,265	380,299	210,226
Cash flows from investing activities:
Restricted cash	(6,644)	1,604	(431)
Purchase of property and equipment	(119,667)	(170,162)	(118,334)
Proceeds from disposal of property and equipment	179	112	1
Purchase of intangible assets	(25,219)	(676)	(3,068)
Purchase of short-term investments	(43,500)	(82,934)	(997)
Proceeds from disposal of short-term investments	176,346	41,798	762
Capital contribution for long-term investments	(725,561)	(325,000)	(80,967)
Cash collected from disposal of long-term investments and subsidiaries	120,002	22,635	18,880
Dividends received from investments	2,103	0	413
Net cash paid for business acquisitions	(18,986)	(148,871)	(9,827)
Deconsolidation of subsidiaries	(27,993)	0	(3,306)
Net cash used in investing activities	(668,940)	(661,494)	(196,874)
Cash flows from financing activities:
Deferred payment for acquisition of business	(43,814)	0	0
Repayment for short-term loans	0	(13,907)	0
Proceeds from short-term loans	0	4,523	1,314
Proceeds from issuance of Convertible Senior Notes (net of issuance costs of $12,150, $18,630 and $nil in 2013, 2014 and 2015, respectively)	0	1,016,370	587,850
Proceeds from exercise of share options	17,896	15,947	23,678
Cash received from capital contribution by noncontrolling interest shareholders to subsidiaries	54,847	1,632	656
Cash paid to acquire additional equity interest in subsidiaries	(48,010)	(650)	0
Payment for share repurchase	(268,810)	(104,201)	0
Net cash provided by (used in) financing activities	(287,891)	919,714	613,498
Effect of exchange rate on cash and cash equivalents	(27,700)	(6,750)	5,951
Net increase (decrease) in cash and cash equivalents	(552,266)	631,769	632,801
Cash and cash equivalents at beginning of year	1,645,234	1,013,465	380,664
Cash and cash equivalents at end of year	1,092,968	1,645,234	1,013,465
Supplemental disclosure of cash flow information:
Income tax paid	99,089	44,810	13,961
Interest expense paid	28,335	15,853	0
Supplemental schedule of non-cash activities:
Payable for interests of Convertible Senior Notes	8,800	10,062	4,808
Payable for purchasing land use rights, plant, property and equipment and intangible assets	10,603	15,507	20,861
Consideration payable in connection with business acquisitions	12,724	67,665	358
Offset of disposal receivable and contingent consideration payable	$ 17,797	$ 0	0
Issuance of ordinary shares for business acquisition			$ 7,864